THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON
AUGUST 14, 2001 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT IS NO LONGER WARRANTED.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2001
                                               -------------

Check here if Amendment [X]; Amendment Number: 2
                                              ----

 This Amendment (Check only one.):   [ ] is a restatement.
                                     [x] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Berkshire Hathaway Inc.
               -----------------------
Address:       1440 Kiewit Plaza
               -----------------------
               Omaha, NE 68131
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Form 13F File Number:        28- 4545
                                -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Marc D. Hamburg
               ---------------
Title:         Vice President
               ---------------
Phone:         402-346-1400
               ---------------

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg                 Omaha, NE                   May 14, 2002
------------------------------      --------------------        ------------
[Signature]                         [City, State]               [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

       Form 13F File Number      Name

       28- 5194                  General Re - New England Asset Management, Inc.
           ------                -----------------------------------------------

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                                      18
                                                                  --------

Form 13F Information Table Entry Total:                                  1
                                                                  --------

Form 13F Information Table Value Total:                            $37,650
                                                                  --------
                                                               (thousands)

Confidential Information has been omitted from the public Form 13F and filed separately with the Commission.

List of Other Included Managers:



Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    NO.       FORM 13F FILE NUMBER      NAME
    ---       --------------------      ----
     1.       28-5678                   Berkshire Hathaway Life Insurance Co. of Nebraska
     2.       28-5676                   BHG Life Insurance Co.
     3.       28-719                    Blue Chip Stamps
     4.       28-554                    Buffett, Warren E.
     5.       28-1517                   Columbia Insurance Co.
     6.       28-2226                   Cornhusker Casualty Co.
     7.       28-6102                   Cypress Insurance Co.
     8.       28-852                    GEICO Corp.
     9.       28-101                    Government Employees Ins. Corp.
    10.       28-1066                   National Fire & Marine
    11.       28-718                    National Indemnity Co.
    12.       28-5006                   National Liability & Fire Ins. Co.
    13.       28-6104                   Nebraska Furniture Mart
    14.       28-717                    OBH Inc.
    15.       28-2740                   Plaza Investment Managers
    16.       28-1357                   Wesco Financial Corp.
    17.       28-3091                   Wesco Financial Ins. Co.
    18.       28-3105                   Wesco Holdings Midwest, Inc.

                             BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                                  June 30, 2001

                                                                       Column 6                                     Column 8
                Column 2   Column 3     Column 4     Column 5       Investment Discretion       Column 7        Voting Authority
                                         Market      Shares or  ----------------------------                   --------------------
Column 1        Title of   CUSIP          Value      Principal   (a)  (b) Shared- (c) Shared-    Other        (a)      (b)     (c)
Name of Issuer    Class    Number     (In Thousands)  Amount    Sole    Defined      Other      Managers      Sole    Shared   None
--------------  --------  ---------   --------------  ------    ----  ----------- -----------   --------      ----    ------   ----
Dover Corp.       Com     260003 10 8     37,650      1,000,000            X                    4, 8, 9,    1,000,000
                                         -------                                                11, 14, 15
                   GRAND TOTAL           $37,650
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